Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenues		$ 29
Consulting expense	42,351	141,187
Stock based Compensation	20,487,500
GENERAL AND ADMINISTRATIVE
Professional fees	59,550	30,266
Legal fees	48,931	80,012
Other expense	6,411	7,254
TOTAL OPERATING EXPENSES	157,243	20,746,219
NET LOSS FROM OPERATIONS	$ (157,243)	$ (20,746,190)
Interest expense	(6,213)	(6,605)
TOTAL OTHER INCOME (EXPENSE)	(6,213)	(6,605)
NET LOSS	(20,752,795)	(163,456)
NET LOSS AVAILABLE PER COMMON SHAREHOLDER	$ (163,456)	$ (20,752,795)
NET LOSS PER COMMON SHARES	$ 0.00	$ (0.06)
WEIGHTED AVERAGE SHARES
Basic and diluted	356,066,667	335,000,000